Share-based compensation - Stock appreciation rights - Cost related to non-vested awards (Details) - Stock appreciation rights	Mar. 31, 2021 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
2021	$ 854,659	[1]
2022	828,434
2023	455,100
2024	65,480
Total	$ 2,203,672

[1]	Nine-month period ending December 31, 2021.